SUPPLEMENTAL INFORMATION (Tables)	3 Months Ended
Mar. 31, 2019
Supplemental Information [Abstract]
Summary of Supplemental Information, Income Statement

	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2019	2018	2019	2018
	(in millions)
Revenues
Net sales	$6,006	$6,300	$—	$—
Finance, interest and other income	30	27	474	502
Total Revenues	$6,036	$6,327	$474	$502
Costs and Expenses
Cost of goods sold	$4,966	$5,256	$—	$—
Selling, general and administrative expenses	493	527	46	63
Research and development expenses	244	227	—	—
Restructuring expenses	8	3	—	—
Interest expense	83	120	153	136
Other, net	16	80	152	171
Total Costs and Expenses	$5,810	$6,213	$351	$370
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	226	114	123	132
Income tax (expense) benefit	(54)	(23)	(36)	(40)
Equity in income of unconsolidated subsidiaries and affiliates	(3)	8	8	11
Results from intersegment investments	95	103	—	—
Net income	$264	$202	$95	$103

	Balance Sheets
	Industrial Activities		Financial Services
	March 31, 2019	December 31, 2018	March 31, 2019	December 31, 2018
	(in millions)
ASSETS
Cash and cash equivalents	$3,226	$4,553	$447	$478
Restricted cash	49	—	737	772
Trade receivables	463	398	36	34
Financing receivables	1,710	1,253	20,224	20,252
Inventories, net	7,497	6,510	257	216
Property, plant and equipment, net	5,606	5,899	2	2
Investments in unconsolidated subsidiaries and affiliates	3,221	3,126	222	219
Equipment under operating leases	28	34	1,755	1,740
Goodwill	2,302	2,301	153	152
Other intangible assets, net	758	774	16	14
Deferred tax assets	557	635	167	175
Derivative assets	80	81	36	24
Other assets	2,194	1,707	263	323
Total Assets	$27,691	$27,271	$24,315	$24,401
LIABILITIES AND EQUITY
Debt	$6,452	$6,347	$20,227	$20,436
Trade payables	5,876	5,771	132	173
Deferred tax liabilities	12	83	263	250
Pension, postretirement and other postemployment benefits	1,442	1,470	18	18
Derivative liabilities	103	89	33	26
Other liabilities	8,385	8,413	726	681
Total Liabilities	$22,270	$22,173	$21,399	$21,584
Equity	5,391	5,068	2,916	2,817
Redeemable noncontrolling interest	30	30	—	—
Total Liabilities and Equity	$27,691	$27,271	$24,315	$24,401

Summary of Supplemental Information, Balance Sheet

	Balance Sheets
	Industrial Activities		Financial Services
	March 31, 2019	December 31, 2018	March 31, 2019	December 31, 2018
	(in millions)
ASSETS
Cash and cash equivalents	$3,226	$4,553	$447	$478
Restricted cash	49	—	737	772
Trade receivables	463	398	36	34
Financing receivables	1,710	1,253	20,224	20,252
Inventories, net	7,497	6,510	257	216
Property, plant and equipment, net	5,606	5,899	2	2
Investments in unconsolidated subsidiaries and affiliates	3,221	3,126	222	219
Equipment under operating leases	28	34	1,755	1,740
Goodwill	2,302	2,301	153	152
Other intangible assets, net	758	774	16	14
Deferred tax assets	557	635	167	175
Derivative assets	80	81	36	24
Other assets	2,194	1,707	263	323
Total Assets	$27,691	$27,271	$24,315	$24,401
LIABILITIES AND EQUITY
Debt	$6,452	$6,347	$20,227	$20,436
Trade payables	5,876	5,771	132	173
Deferred tax liabilities	12	83	263	250
Pension, postretirement and other postemployment benefits	1,442	1,470	18	18
Derivative liabilities	103	89	33	26
Other liabilities	8,385	8,413	726	681
Total Liabilities	$22,270	$22,173	$21,399	$21,584
Equity	5,391	5,068	2,916	2,817
Redeemable noncontrolling interest	30	30	—	—
Total Liabilities and Equity	$27,691	$27,271	$24,315	$24,401

Summary of Supplemental Information, Cash Flows

	Statements of Cash Flows
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2019	2018	2019	2018
	(in millions)
Operating activities:
Net income	$264	$202	$95	$103
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	168	184	1	1
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	79	102	65	66
Loss on disposal of assets	—	—	—	—
Loss on repurchase/early redemption of notes	—	—	—	—
Undistributed loss of unconsolidated subsidiaries	(84)	(30)	(8)	(11)
Other non-cash items	28	30	5	20
Changes in operating assets and liabilities:
Provisions	(96)	(119)	(10)	(7)
Deferred income taxes	10	(7)	22	(17)
Trade and financing receivables related to sales, net	(65)	(41)	(229)	234
Inventories, net	(950)	(848)	71	93
Trade payables	171	167	(41)	(28)
Other assets and liabilities	(339)	(194)	99	78
Net cash provided by (used in) operating activities	$(814)	$(554)	$70	$532
Investing activities:
Additions to retail receivables	—	—	(947)	(959)
Collections of retail receivables	—	—	1,225	1,089
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	—	1	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(77)	(61)	(2)	(1)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(100)	(196)	(185)	(109)
Other	(370)	109	398	(156)
Net cash provided by (used in) investing activities	$(547)	$(147)	$489	$(136)
Financing activities:
Proceeds from long-term debt	683	1	3,127	3,038
Payments of long-term debt	(630)	(1,081)	(3,371)	(3,317)
Net increase in other financial liabilities	73	23	(394)	(92)
Dividends paid	(1)	(1)	(7)	(52)
Other	—	(90)	20	—
Net cash provided by (used in) financing activities	$125	$(1,148)	$(625)	$(423)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(42)	68	—	(4)
Decrease in cash and cash equivalents and restricted cash	(1,278)	(1,781)	(66)	(31)
Cash and cash equivalents and restricted cash, beginning of year	4,553	4,901	1,250	1,299
Cash and cash equivalents and restricted cash, end of period	$3,275	$3,120	$1,184	$1,268